Schedule of Estimated Useful Lives of Property and Equipment (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		30 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	30 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	31 years 6 months
Manufactured Product, Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years